                                Quarterly Report
                               December 31, 1999

                                   Legg Mason
                                   Investors
                                  Trust, Inc.

                                 U.S. Small-Cap
                                  Value Trust

                                Navigator Class

                                      LEGG
                                     MASON
                                     FUNDS
                                      LOGO
                            The Art of Investing/SM/

To Our Shareholders,

  We are pleased to provide you with Legg Mason Investors Trust's quarterly report for the Navigator Class of the U.S. Small-Cap Value Trust.

  The following table summarizes key statistics for the Navigator Class of shares of the Fund, as of December 31, 1999:

                                        3-Month           12-Month
                                    Total Return/1/    Total Return/1/
                                    ---------------    ---------------
 U.S. Small-Cap Value Trust               -1.52%            -4.05%

 S&P 500 Stock Composite Index           +14.88%           +21.04%
 Russell 2000 Index                      +18.44%           +21.26%

  On the following pages, the portfolio managers for the Fund discuss the investment outlook. Long-term investment results are shown in the "Performance Information"section of this report.

  We are pleased to report that Legg Mason has made a seamless transition into the new century. Our critical internal and external systems are operating free of Y2K disruptions. Internal and external operations, including the Fund's custodian and transfer agency, are running smoothly, and Fund shareholders are receiving uninterrupted account maintenance and transaction support.


                                           Sincerely,

                                           /s/ Edward A. Taber, III
                                           ---------------------------
                                           Edward A. Taber, III
                                           President

January 28, 2000

----------
/1/ Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

Portfolio Managers' Comments
U.S. Small-Capitalization Value Trust

  For the quarter, the portfolio returned -1.5%, compared to gains of +1.5% for the Russell 2000 Value, +18.4% for the Russell 2000 and +14.9% for the S&P 500. For 1999, the portfolio was off -4.1%, compared to returns of -1.5% for the Russell 2000 Value, +21.3% for the Russell 2000 and +21.0% for the S&P 500.

  In the fourth quarter, the U.S. equity markets surged higher, led by extraordinary returns in the technology sector. Interest rates continued to rise, with the U.S. long bond approaching a yield of +6.5%, up from +5.0% as the year started. Despite this rate increase, strong consumer confidence and investor optimism about technology spending, particularly on Internet infrastructure, drove market indices to new highs. The market's breadth was very weak; although the Russell 2000 climbed +21.3% for the year, less than half the stocks in the index (as of January 1, 1999) had positive returns. Market strength was concentrated in growth stocks, and value lagged due to investor disinterest. This market environment can also be distinguished by its volatility. The impact of this volatility was seen in the second quarter, when our small-cap stocks soared by over 20%, only to give most, if not all, of that back in the third and fourth quarters. We think such surges are likely in the future and we are confident that our stocks have the fundamental strength to consolidate such future surges.

  For the fourth quarter and the year, the technology sector accounted for most of the portfolio's under-performance versus most benchmarks. Our disciplined value approach has kept our portfolios under-weighted in technology stocks given their steep current valuations, yet investors have had a nearly insatiable appetite for these stocks. Rapid developments in the Internet and related communication industries have attracted investors who often have little apparent regard for reasonable fundamental expectations. As a result, prices and valuations in this sector have skyrocketed at an unprecedented pace. Even when a group's stock momentum slows due to a realization that valuations have exceeded the fundamentals, as with Internet retailers in December, another technology sector becomes hot, such as business-to-business Internet, semiconductors and Linux stocks of late. Without the strong return from its approximate 20% weighting in technology, the Russell 2000's 21.3% actual return for the year would have fallen to just 3.6%! The portfolio's health care investments were the other major source of poor relative performance versus the benchmarks. Although we had only a small weighting in hospitals, HMOs, nursing homes and rehabilitation centers, the stocks have dropped very dramatically due to radical changes in Medicare reimbursement. These stocks rallied late in the quarter as Congress passed helpful regulatory changes.

  For the quarter, the portfolio's low weighting in financial stocks, particularly the banks, was the biggest positive contributor to relative performance. Rising interest rates drove down stocks in this group, which had been priced at expensive valuations. For the year, the oil services area was among the portfolio's best performing sectors and the strongest contributor to performance. When oil prices fell to $12/barrel late last year, these stocks also fell to very low valuations and we raised our holdings in the group. As oil prices rose, these stocks rallied dramatically. The retail and consumer product sectors also provided a positive contribution to the portfolio as strong consumer spending helped these stocks. Despite investor concerns about the economy's sustainability, continued economic growth also helped our significant cyclical holdings in trucking, steels, chemicals and textiles.

  Small-cap value stocks continue to be valued at significant discounts to the rest of the U.S. equity market. The valuation spread between small-cap value and growth as well as small and large stocks stands at unprecedented levels. As 1999 ended, investors were focused almost exclusively on Internet stocks because of their rapid growth in revenues, if not profits. We have identified several potential catalysts for the realization of the extraordinary opportunity we believe to be available in small-cap value stocks. First, any decline in the Internet euphoria followed by a more realistic examination of stock prices relative to fundamental results will benefit our style. Such was the case when a similar, albeit smaller, technology surge ended in 1996. Second, the dramatic rise in mergers, acquisitions and stock buy-backs within our holdings indicates that corporate decision-makers are confirming that our stocks' business fundamentals do not justify the current valuation discounts. Finally, we feel global economic stabilization and recovery should benefit our stocks, as demonstrated in the second quarter when the portfolio excelled in an environment where investors focused on the improving global outlook. We appreciate your continued trust and are confident that our style will once again return to favor.

  As always, we welcome the opportunity to discuss the portfolio and this report in more detail. If you have any questions or comments, please feel free to contact us.


Henry F. Otto                                         Steven M. Tonkovich
Managing Director                                     Managing Director

January 21, 2000
DJIA 11251.70

   Performance Information
   Legg Mason Investors Trust, Inc.

   Total Returns for One Year and Life of Class, as of December 31, 1999

     The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

     Each Fund of the Legg Mason Investors Trust offers two classes of shares:Primary Class and Navigator Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders. The Navigator Class shares of American Leading Companies were redeemed on December 3, 1998. The Navigator Class of Balanced Trust has not commenced operations.

    The Fund's total returns as of December 31, 1999, were as follows:


                                      U.S. Small-Cap
                                       Value Trust
   -------------------------------------------------
   Average Annual Total Return
    Navigator Class:
     One Year                             -4.05%
     Life of Class/A/                    -10.44%

   Cumulative Total Return
    Navigator Class:
     One Year                             -4.05%
     Life of Class/A/                    -15.56%
   -------------------------------------------------

   /A/ The inception date for the Navigator Class of U.S. Small-Cap Value
       Trust was June 19, 1998.

   U.S. Small-Capitalization Value Trust

Selected Portfolio Performance

   Strong performers for the 4th quarter 1999*
   ---------------------------------------------------
    1. Boundless Corporation                   +106.2%
    2. JWGenesis Financial Corp.                +83.7%
    3. Nu Horizons Electronics Corp.            +73.8%
    4. Conso International Corporation          +68.3%
    5. Curative Health Services, Inc.           +63.2%
    6. Personnel Group of America, Inc.         +62.0%
    7. Consumer Portfolio Services, Inc.        +61.3%
    8. Catherines Stores Corporation            +60.0%
    9. Paravant Inc.                            +56.8%
   10. Cobra Electronics Corporation            +54.9%

   Weak performers for the 4th quarter 1999*
   ---------------------------------------------------
    1. Styling Technology Corporation           -70.9%
    2. Frontier Insurance Group, Inc.           -60.7%
    3. Fruit Of The Loom, Inc.                  -56.6%
    4. Acceptance Insurance
       Companies Inc.                           -54.4%
    5. AMRESCO, INC.                            -53.1%
    6. CareMatrix Corporation                   -51.8%
    7. Pediatrix Medical Group, Inc.            -49.5%
    8. Decorator Industries, Inc.               -48.8%
    9. GenCorp Inc.                             -46.1%
   10. Smithway Motor Xpress Corp.              -44.5%

   * Securities held for the entire quarter.

Portfolio Changes

   Top 10 securities added during the 4th quarter 1999/+/
   -------------------------------------------------------
   AK Steel Holding Corporation
   Wisconsin Central Transportation Corporation
   Ogden Corporation
   The Standard Register Company
   Group Maintenance America Corp.
   Department 56, Inc.
   Trammell Crow Company
   Pharmaceutical Product Development, Inc.
   Bay View Capital Corporation
   Aviation Sales Company

   /+/ Ranked using market values calculated as of December 31, 1999.

   Top 10 securities sold during  the 4th quarter 1999/++/
   -------------------------------------------------------
   USFreightways Corporation
   Varco International, Inc.
   Pride International, Inc.
   Cable Design Technologies Corporation
   Foremost Corporation of America
   The Dexter Corporation
   Kennametal Inc.
   Georgia Gulf Corporation
   MagneTek, Inc.
   Harman International Industries, Incorporated

   /++/ Ranked using market values calculated as of September 30, 1999.

   Portfolio of Investments
   Legg Mason Investors Trust, Inc.
   December 31, 1999 (Unaudited)
   (Amounts in Thousands)

   U.S. Small-Capitalization Value Trust

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 97.5%
   Aerospace/Defense -- 1.6%
   Alliant Techsystems Inc.                                                        5       $   293/A/
   Aviation Sales Company                                                         10           168/A/
   AVTEAM, Inc.                                                                    8            42/A/
   EDO Corporation                                                                 4             24
   GenCorp Inc.                                                                   13            132
   Herley Industries, Inc.                                                         3            43/A/
   International Airline Support Group, Inc.                                       2             6/A/
   Kaman Corporation                                                              16            207
   Kellstrom Industries, Inc.                                                      8            74/A/
   Ladish Co., Inc.                                                                9            59/A/
   SIFCO Industries, Inc.                                                          3             22
                                                                                            -------
                                                                                              1,070
                                                                                            -------
   Apparel -- 3.4%
   Bernard Chaus, Inc.                                                            15             36/A/
   Cache, Inc.                                                                     2             13/A/
   Catherines Stores Corporation                                                   5             99/A/
   Fruit Of The Loom, Inc.                                                        14             20/A/
   Garan, Incorporated                                                             4            106
   Genesco Inc.                                                                   19            244/A/
   Goody's Family Clothing, Inc.                                                  25            132/A/
   Hartmarx Corporation                                                            8             32/A/
   Kellwood Company                                                               19            369
   Maxwell Shoe Company Inc.                                                       6             48/A/
   Nautica Enterprises, Inc.                                                      37            421/A/
   One Price Clothing Stores, Inc.                                                 7             19/A/
   Oxford Industries, Inc.                                                         6            113
   Paul Harris Stores, Inc.                                                        8             22/A/
   Perry Ellis International, Inc.                                                 4             43/A/
   PremiumWear, Inc.                                                               1              6/A/
   S&K Famous Brands, Inc.                                                         3             19/A/
   Shoe Pavilion, Inc.                                                             5             10/A/
   Sport-Haley, Inc.                                                               3             10/A/
   Superior Uniform Group Inc.                                                     1             12
   Syms Corp.                                                                      8             39/A/
   Tandy Brands Accessories, Inc.                                                  3             44/A/
   The Cato Corporation                                                           12            152
   The Dress Barn, Inc.                                                           17            274/A/
                                                                                            -------
                                                                                              2,283
                                                                                            -------


   Legg Mason Investors Trust, Inc.

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Automotive -- 2.8%
   Arvin Industries, Inc.                                                         17       $    468
   Autocam Corporation                                                             2             44
   Bandag, Incorporated                                                           12            308
   Bandag, Incorporated Class A                                                    4             77
   Barnes Group Inc.                                                              12            199
   Collins Industries, Inc.                                                        5             24
   Dura Automotive Systems, Inc.                                                  12            206/A/
   Edelbrock Corporation                                                           2             29
   Featherlite Inc.                                                                4             20/A/
   Hayes Lemmerz International, Inc.                                               1             19/A/
   Monaco Coach Corporation                                                        6            155/A/
   R & B, Inc.                                                                     6             26/A/
   Simpson Industries, Inc.                                                       14            153
   Strattec Security Corporation                                                   2             74/A/
   TBC Corporation                                                                15             91/A/
                                                                                            -------
                                                                                              1,893
                                                                                            -------
   Broadcast/Media -- 0.1%
   Courier Corporation                                                             2             36
                                                                                            -------
   Chemicals -- 3.3%
   A. Schulman, Inc.                                                              19            312
   Aceto Corporation                                                               1             10
   Albemarle Corporation                                                          13            251
   American Vanguard Corporation                                                   1              6
   Balchem Corporation                                                             3             24
   Chemfab Corporation                                                             1              9/A/
   Ethyl Corporation                                                              85            334
   Hawkins Chemical, Inc.                                                          3             26
   International Specialty Products Inc.                                          22            202/A/
   NL Industries, Inc.                                                            39            586
   Northern Technologies International Corporation                                 2             17
   Omnova Solutions Inc.                                                          13            104
   Quaker Chemical Corporation                                                     7             96
   Stepan Company                                                                  7            171
   Sybron Chemicals Inc.                                                           4             46/A/
   The General Chemical Group Inc.                                                15             35
                                                                                            -------
                                                                                              2,229
                                                                                            -------
   Commercial/Industrial Services -- 8.1%
   ADVO, Inc.                                                                     16            378/A/
   Alternative Resources Corporation                                               5             28/A/
   ASI Solutions Incorporated                                                      4             19/A/
   Avis RentACar, Inc.                                                            21            542/A/
   BCT International, Inc.                                                         3              5/A/

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Commercial/Industrial Services -- Continued
   Bell Microproducts Inc.                                                         7       $     73/A/
   Billing Concepts Corp.                                                         13             86/A/
   Business Resource Group                                                         1              5/A/
   Butler International, Inc.                                                      7             75/A/
   Butler Manufacturing Company                                                    5            109
   Cadmus Communications Corporation                                               5             40
   Cameron Ashley Building Products, Inc.                                          6             64/A/
   Carriage Services, Inc.                                                        11             64/A/
   CDI Corp.                                                                      14            328/A/
   Children's Comprehensive Services, Inc.                                         5             29/A/
   Corrpro Companies                                                               5             31/A/
   CORT Business Services Corporation                                              7            119/A/
   Electro Rent Corporation                                                        6             70/A/
   Ellett Brothers, Inc.                                                           5             36
   Ennis Business Forms, Inc.                                                     12             95
   Exponent, Inc.                                                                  3             23/A/
   FiberMark, Inc.                                                                 5             62/A/
   Franklin Covey Co.                                                             16            118/A/
   FTI Consulting, Inc.                                                            3             15/A/
   General Employment Enterprises, Inc.                                            4             16
   Gradco Systems, Inc.                                                            5              7/A/
   GRC International, Inc.                                                         3             39/A/
   Group Maintenance America Corp.                                                26            273/A/
   Headway Corporate Resources, Inc.                                               5             20/A/
   Health Management Systems, Inc.                                                12             75/A/
   Healthcare Services Group, Inc.                                                 8             52/A/
   Interstate National Dealer Services, Inc.                                       3             19/A/
   Lawson Products, Inc.                                                           6            134
   Mail-Well, Inc.                                                                17            225/A/
   Mercury Air Group, Inc.                                                         6             45/A/
   Nash-Finch Company                                                              5             33
   National Technical Systems, Inc.                                                6             24
   Ogden Corporation                                                              34            401
   Perini Corporation                                                              4             16/A/
   Personal Group Of America, Inc.                                                20            201/A/
   PrimeSource Corporation                                                         4             17
   Refac                                                                           3             10/A/
   RemedyTemp, Inc.                                                                7            125/A/
   Robertson-Ceco Corporation                                                      4             37/A/
   Rush Enterprises, Inc.                                                          2             22/A/
   Schawk, Inc.                                                                   10             83
   Service Experts, Inc.                                                          12             70/A/
   SOS Staffing Services, Inc.                                                    10             42/A/

   Legg Mason Investors Trust, Inc.

   U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Commercial/Industrial Services -- Continued
   Staff Leasing, Inc.                                                            15       $    142/A/
   Star Buffet, Inc.                                                               2              7/A/
   Stewart Enterprises, Inc.                                                      74            353
   The Standard Register Company                                                  15            298
   Thomas Group, Inc.                                                              3             36/A/
   USEC Inc.                                                                       2             17
   Vestcom International, Inc.                                                     7             23/A/
   Wallace Computer Services, Inc.                                                 1             18
   Westaff, Inc.                                                                  12             97/A/
                                                                                            -------
                                                                                              5,391
                                                                                            -------
   Computer Services and Systems -- 1.9%
   ANSYS, Inc.                                                                     6             65/A/
   Avant! Corporation                                                             24            363/A/
   Boundless Corporation                                                           3             25/A/
   CfI ProServices Inc.                                                            4             31/A/
   Cotelligent, Inc.                                                               1              8/A/
   MTS Systems Corporation                                                        14            110
   NeoMagic Corporation                                                           20            213/A/
   Paravant Inc.                                                                   1              5/A/
   PSC Inc.                                                                        9             66/A/
   Software Spectrum, Inc.                                                         3             49/A/
   Structural Dynamics Research Corporation                                       25            312/A/
                                                                                            -------
                                                                                              1,247
                                                                                            -------
   Construction and Building Materials -- 9.0%
   American Homestar Corporation                                                  14             54/A/
   Ameron International Corporation                                                3            103
   Aztec Manufacturing Co.                                                         4             50
   Baltek Corporation                                                              1              4/A/
   Beazer Homes USA, Inc.                                                          6            118/A/
   Building Materials Holding Corporation                                          9             88/A/
   Cavalier Homes, Inc.                                                           14             53
   Champion Enterprises, Inc.                                                     27            230/A/
   Craftmade International, Inc.                                                   5             37
   D.R.Horton, Inc.                                                               33            455
   Dayton Superior Corporation                                                     4             59/A/
   Del Webb Corporation                                                           14            342/A/
   Dominion Homes, Inc.                                                            4             25/A/
   Drew Industries Incorporated                                                    9             77/A/
   Engle Homes, Inc.                                                               8             97
   Fleetwood Enterprises, Inc.                                                    22            446
   Homebase, Inc.                                                                 23             71/A/
   Hovnanian Enterprises, Inc.                                                    16            103/A/
   Hughes Supply, Inc.                                                            16            354

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Construction and Building Materials -- Continued
   International Aluminum Corporation                                              2       $     54
   JLK Direct Distribution Inc.                                                   17            172/A/
   M/I Schottenstein Homes, Inc.                                                   6             93
   Mcgrath Rentcorp                                                                8            131
   Meadow Valley Corporation                                                       2              9/A/
   Miller Building Systems, Inc.                                                   2              7/A/
   NCI Building Systems, Inc.                                                     13            233/A/
   Palm Harbor Homes, Inc.                                                        12            207/A/
   Patrick Industries, Inc.                                                        4             32
   Pulte Corporation                                                              36            801
   Republic Group Incorporated                                                     7            112
   Skyline Corporation                                                             7            160
   Southern Energy Homes, Inc.                                                     9             20/A/
   Standard Pacific Corp.                                                         22            244
   The Ryland Group, Inc.                                                         11            258
   Toll Brothers, Inc.                                                            25            458/A/
   U.S. Home Corporation                                                           9            238/A/
   Washington Homes, Inc.                                                          5             27/A/
                                                                                            -------
                                                                                              6,022
                                                                                            -------
   Consumer Durables -- 2.6%
   Boston Acoustics, Inc.                                                          4             52
   Catalina Lighting, Inc.                                                         3             13/A/
   Central Garden & Pet Company                                                   21            219/A/
   Chromcraft Revington, Inc.                                                      8             84/A/
   Cobra Electronics Corporation                                                   3             17/A/
   Congoleum Corporation                                                           6             25/A/
   Conso International Corporation                                                 5             43/A/
   Department 56, Inc.                                                            12            269/A/
   Fedders Corporation                                                            20            111
   Flexsteel Industries, Inc.                                                      4             55
   Home Products International, Inc.                                               6             57/A/
   Koss Corporation                                                                2             33/A/
   LADD Furniture, Inc.                                                            3             59/A/
   Lifetime Hoan Corporation                                                       7             37
   Mikasa, Inc.                                                                    8             76
   Pulaski Furniture Corporation                                                   2             28
   Royal Appliance Mfg. Co.                                                        1              7/A/
   Russ Berrie and Company, Inc.                                                  14            368
   The L. S. Starrett Company                                                      4             94
   The Rowe Companies                                                             10             85
   The York Group, Inc.                                                            6             28
                                                                                            -------
                                                                                              1,760
                                                                                            -------

   Legg Mason Investors Trust, Inc.

   U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Consumer Non-Durables -- 0.5%
   French Fragrances, Inc.                                                        10       $     67/A/
   Nature's Sunshine Products, Inc.                                               13            107
   Ocular Sciences, Inc.                                                           5             96/A/
   Rural/Metro Corporation                                                        11             47/A/
   Styling Technology Corporation                                                  2              7/A/
                                                                                            -------
                                                                                                324
                                                                                            -------
   Electrical Equipment and Electronics -- 2.3%
   Acme Electric Corporation                                                       3             17/A/
   Axsys Technologies, Inc.                                                        2             30/A/
   Caere Corporation                                                               8             61/A/
   Detection Systems, Inc.                                                         3             29/A/
   Graham Corporation                                                              1              7/A/
   InaCom Corp.                                                                   31            227/A/
   Microsemi Corporation                                                           4             38/A/
   Nu Horizons Electronics Corp.                                                   7             92/A/
   Percon Incorporated                                                             3             43/A/
   Pioneer-Standard Electronics, Inc.                                             18            260
   Powell Industries, Inc.                                                         8             55/A/
   Richardson Electronics, Ltd.                                                    8             63
   Savoir Technology Group, Inc.                                                   9             61/A/
   The Cherry Corporation                                                          5             51/A/
   The Lamson & Sessions Co.                                                       8             37/A/
   Triumph Group, Inc.                                                             9            215/A/
   UCAR International, Inc.                                                       14            242/A/
   Woodhead Industries, Inc.                                                       2             26
                                                                                            -------
                                                                                              1,554
                                                                                            -------
   Entertainment and Leisure -- 3.9%
   Anchor Gaming                                                                   8            356/A/
   Arctic Cat, Inc.                                                               20            204
   Black Hawk Gaming & Development Company, Inc.                                   3             16/A/
   Boyd Gaming Corporation                                                        45            260/A/
   Cannondale Corporation                                                          6             38/A/
   Dave & Busters, Inc.                                                            9             74/A/
   GTECH Holdings Corporation                                                     25            539/A/
   Johnson Worldwide Associates Inc.                                               6             40/A/
   K2 Inc.                                                                        12             94
   Lady Luck Gaming Corporation                                                    3             31/A/
   Lakes Gaming, Inc.                                                              8             61/A/
   Lodgian, Inc.                                                                  19             95/A/
   PlayCore, Inc.                                                                  3             25/A/
   Prime Hospitality Corp.                                                        41            365/A/
   Scientific Games Holdings Corp.                                                 8            136/A/
   Silverleaf Resorts, Inc.                                                        3             21/A/

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Entertainment and Leisure -- Continued
   Suburban Lodges of America, Inc.                                               12       $     60/A/
   Travis Boats & Motors, Inc.                                                     1             17/A/
   Winnebago Industries, Inc.                                                      7            148
                                                                                            -------
                                                                                              2,580
                                                                                            -------
   Financial Services -- 7.5%
   Advanta Corp.                                                                  18            323
   Alliance Bancorp of New England, Inc.                                           1              9
   Amplicon, Inc.                                                                  6             71
   AMRESCO, INC.                                                                  37             51/A/
   Arcadia Financial Ltd.                                                         28            125/A/
   Bank United Corp.                                                               1             30
   BankAtlantic Bancorp, Inc.                                                     29            118
   Bay View Capital Corporation                                                   13            182
   BNC Mortgage, Inc.                                                              4             24/A/
   BSB Bancorp, Inc.                                                               7            131
   BYL Bancorp                                                                     2             14
   Camco Financial Corporation                                                     1             14
   Community Bank System, Inc.                                                     2             46
   Conning Corporation                                                             9             76
   Consumer Portfolio Services                                                    10             15/A/
   Corrus Bankshares, Inc.                                                        11            262
   Credit Acceptance Corporation                                                  10             38/A/
   Delta Financial Corporation                                                    11             43/A/
   Downey Financial Corp.                                                         12            234
   DVI, Inc.                                                                       3             47/A/
   Enhance Financial Services Group, Inc.                                         29            463
   Fidelity National Financial, Inc.                                              23            333
   First Alliance Corporation                                                     14             27/A/
   First Citizens Bancshares Inc.                                                  6            412
   First Essex Bancorp, Inc.                                                       2             32
   First Republic Bank                                                             3             73/A/
   FirstFed Financial Corp.                                                       14            202/A/
   Flagstar Bancorp, Inc.                                                          9            162
   GA Financial, Inc.                                                              4             48
   GBC Bancorp                                                                     2             39
   Hamilton Bancorp Inc.                                                           8            133/A/
   Hawthorne Financial Corporation                                                 4             45/A/
   Interpool, Inc.                                                                19            140
   ISB Financial Corporation                                                       5             65
   ITLA Capital Corporation                                                        5             62/A/
   Jefferies Group, Inc.                                                           6            136
   JWGenesis Financial Corp.                                                       2             59/A/
   Matrix Bancorp, Inc.                                                            2             18/A/

   Legg Mason Investors Trust, Inc.

   U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Financial Services -- Continued
   Merchants Bancshares, Inc.                                                      3       $     60
   MetroWest Bank                                                                  4             24
   National City Bancorporation                                                    7            111/A/
   Pacific Crest Capital, Inc.                                                     2             26
   Parkvale Financial Corporation                                                  5             75
   Resource Bancshares Mortgage Group, Inc.                                       17             77
   Sterling Financial Corporation                                                  6             70/A/
   Sunrise International Leasing Corporation                                       5             28/A/
   TFC Enterprises, Inc.                                                          10             36/A/
   Union Acceptance Corporation                                                    1              8/A/
   USBANCORP, Inc.                                                                10            118
   World Acceptance Corporation                                                   14             68/A/
                                                                                            -------
                                                                                              5,003
                                                                                            -------
   Food, Beverage and Tobacco -- 3.0%
   Cagle's, Inc.                                                                   4             41
   Fresh America Corporation                                                       3             13/A/
   General Cigar Holdings, Inc.                                                   18            151/A/
   Herbalife International, Inc.                                                  21            308
   M&F Worldwide Corp.                                                            14             71/A/
   Marsh Supermarkets, Inc.                                                        3             47
   Michael Foods, Inc.                                                            11            281
   Natural Alternatives International, Inc.                                        4             14/A/
   Pilgrim's Pride Corporation                                                     8             66
   Pilgrim's Pride Corporation Class A                                             4             25
   R.H. Phillips, Inc.                                                             4              9/A/
   Sanderson Farms, Inc.                                                          10             81
   Scheid Vineyards Inc.                                                           4             13
   Schweitzer-Mauduit International, Inc.                                         12            160
   Standard Commercial Corporation                                                 9             31
   Suprema Specialties, Inc.                                                       1              9/A/
   Sylvan, Inc.                                                                    3             25/A/
   Todhunter International, Inc.                                                   2             18/A/
   Universal Corporation                                                          25            564
   WLR Foods, Inc.                                                                12             71/A/
                                                                                            -------
                                                                                              1,998
                                                                                            -------
   Gas/Pipeline -- 1.7%
   Adams Resources & Energy                                                        3             23
   EnergySouth, Inc.                                                               3             56
   Friede Goldman International Inc.                                              16            111/A/
   Gulf Islands Fabrication, Inc.                                                  8             79/A/
   Lufkin Industries, Inc.                                                         2             34
   Penn Virginia Corporation                                                       6            106
   Petroleum Development Corporation                                               5             19/A/

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Gas/Pipeline -- Continued
   SEACOR Smit Inc.                                                               10       $    497/A/
   Seitel, Inc.                                                                   17            111/A/
   World Fuel Services Corporation                                                 9             64
                                                                                            -------
                                                                                              1,100
                                                                                            -------
   Health Care -- 3.8%
   Alterra Healthcare Corporation                                                 15            126/A/
   American Dental Technologies, Inc.                                              5              8/A/
   American Physicians Service Group, Inc.                                         2              6/A/
   AmeriPath, Inc.                                                                16            129/A/
   Beverly Enterprises, Inc.                                                      77            336/A/
   Capital Senior Living Corporation                                              14             68/A/
   Carematrix Corporation                                                         12             31/A/
   Castle Dental Centers, Inc.                                                     5             14/A/
   Coast Dental Services, Inc.                                                     6             14/A/
   Curative Health Services, Inc.                                                  7             53/A/
   Genesis Health Ventures, Inc.                                                  24             50/A/
   Healthcare Recoveries, Inc.                                                     7             25/A/
   Hi-Tech Pharmacal Co., Inc.                                                     2             10/A/
   Horizon Health Corporation                                                      4             29/A/
   Lifemark Corporation                                                            2              5/A/
   Medstone International, Inc.                                                    4             18/A/
   Mesa Laboratories, Inc.                                                         2              7/A/
   MIM Corporation                                                                13             33/A/
   Monarch Dental Corporation                                                      7             12/A/
   Moore Medical Corporation                                                       2             21/A/
   Omnicare, Inc.                                                                 62            748
   OrthAlliance, Inc.                                                              5             31/A/
   Pediatrix Medical Group, Inc.                                                  11             74/A/
   Pharmaceutical Product Development, Inc.                                       17            200/A/
   ProMedCo Management Company                                                    16             46/A/
   Radiologix, Inc.                                                               15             66/A/
   Raytel Medical Corporation                                                      6             18/A/
   RehabCare Group, Inc.                                                           4             93/A/
   Serologicals Corporation                                                       15             89/A/
   Sierra Health Services, Inc.                                                   20            135/A/
   Total Renal Care Holdings, Inc.                                                 1              7/A/
   USANA, Inc.                                                                     2             10/A/
   Utah Medical Products, Inc.                                                     3             22/A/
                                                                                            -------
                                                                                              2,534
                                                                                            -------
   Industrial -- 4.4%
   ACX Technologies, Inc.                                                         20            212/A/
   American Biltrite, Inc.                                                         3             36
   Ampco-Pittsburgh Corporation                                                    7             67

   Legg Mason Investors Trust, Inc.

   U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Industrial -- Continued
   Bairnco Corporation                                                             6       $     33
   Baldwin Technology Company, Inc.                                               13             28/A/
   Cascade Corporation                                                             9             80
   Channell Commercial Corporation                                                 5             56/A/
   Chart Industries, Inc.                                                          3             11
   Commercial Intertech Corp.                                                     11            138
   CPAC, Inc.                                                                      4             30
   Detroit Diesel Corporation                                                      9            180
   Farrel Corporation                                                              3              5
   Gehl Company                                                                    4             63/A/
   Gentek, Inc.                                                                   15            159
   Gleason Corporation                                                             6            139
   Hardinge, Inc.                                                                  2             31
   Holly Corporation                                                               6             83
   Industrial Holdings, Inc.                                                       5             13/A/
   Lincoln Electric Holdings, Inc.                                                 4             74
   Lydall, Inc.                                                                    4             28/A/
   Milacron Inc.                                                                  28            427
   O.I. Corporation                                                                2              8/A/
   Regal-Beloit Corporation                                                       13            272
   Specialty Equipment Companies, Inc.                                             8            196/A/
   Summa Industries                                                                3             34/A/
   Supreme Industries, Inc.                                                        8             52/A/
   TB Wood's Corporation                                                           4             34
   Tech/Ops Sevcon, Inc.                                                           2             23
   The Carbide/Graphite Group, Inc.                                                6             37/A/
   Watts Industries, Inc.                                                         20            288
   Woodward Governor Company                                                       4            116
                                                                                            -------
                                                                                              2,953
                                                                                            -------
   Insurance -- 7.0%
   Acceptance Insurance Companies Inc.                                            11             62/A/
   ACE Limited                                                                    15            247
   AmerUs Life Holdings, Inc.                                                     22            506
   Amwest Insurance                                                                3             18
   Atlantic American Corporation                                                   1              3/A/
   Bancinsurance Corporation                                                       2             13/A/
   Delphi Financial Group, Inc.                                                   14            423/A/
   Donegal Group Inc.                                                              6             40
   Fremont General Corporation                                                    48            353
   Frontier Insurance Group, Inc.                                                 27             93
   Harleysville Group Inc.                                                        22            312
   HCC Insurance Holdings, Inc.                                                    2             22
   Kaye Group Inc.                                                                 4             37

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Insurance -- Continued
   LandAmerica Financial Group, Inc.                                               9       $    169
   Merchants Group, Inc.                                                           1             20
   MMI Companies, Inc.                                                            13            113
   National Western Life Insurance Company                                         3            179/A/
   Nymagic, Inc.                                                                   3             44
   Penn Treaty American Corporation                                                6             90/A/
   Professionals Group, Inc.                                                       4            103/A/
   Reliance Group Holdings, Inc.                                                  78            524
   Selective Insurance Group, Inc.                                                 2             41
   Standard Management Corporation                                                 5             23/A/
   Stewart Information Services Corporation                                       11            141
   The Commerce Group, Inc.                                                       26            682
   The Midland Company                                                             3             71
   The Navigators Group, Inc.                                                      6             61/A/
   Trenwick Group Inc.                                                            12            209
   Unico American Corporation                                                      4             29
                                                                                            -------
                                                                                              4,628
                                                                                            -------
   Metals -- 5.9%
   AK Steel Holding Corporation                                                   30            564
   Alltrista Corporation                                                           6            128/A/
   Amcast Industrial Corporation                                                   7            113
   Atchison Casting Corporation                                                    5             49/A/
   Bayou Steel Corporation                                                         9             37/A/
   Carpenter Technology Corporation                                               21            587
   Chase Industries, Inc.                                                         11             89/A/
   Commercial Metals Company                                                      11            373
   Fansteel Inc.                                                                   5             19/A/
   Friedman Industries, Incorporated                                               5             15
   Intermet Corporation                                                           19            216
   Lindberg Corporation                                                            4             28
   Metals USA, Inc.                                                               28            238/A/
   Niagara Corporation                                                             5             23/A/
   Northwest Pipe Company                                                          4             62/A/
   Oglebay Norton Company                                                          3             78
   Quanex Corporation                                                             10            263
   Roanoke Electric Steel Corporation                                              3             54
   ROHN Industries, Inc.                                                          16             46/A/
   Shiloh Industries, Inc.                                                         4             44/A/
   Steel Technologies Inc.                                                         8            110
   Texas Industries, Inc.                                                         15            617
   Universal Stainless & Alloy Products, Inc.                                      1              6/A/
   Webco Industries, Inc.                                                          4             15/A/

   Legg Mason Investors Trust, Inc.

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Metals -- Continued
   Wolverine Tube, Inc.                                                           10       $    144/A/
   Zemex Corporation                                                               3             24/A/
                                                                                            -------
                                                                                              3,942
                                                                                            -------
   Miscellaneous Manufacturing -- 6.1%
   A.O. Smith Corporation                                                          9            195
   Apogee Enterprises, Inc.                                                        6             31
   Bacou USA, Inc.                                                                 8            125/A/
   Badger Paper Mills, Inc.                                                        2              8/A/
   Brown & Sharpe Manufacturing Company                                           10             21/A/
   CIRCOR International, Inc.                                                     10            101/A/
   Coachmen Industries Inc.                                                       11            172
   Columbus McKinnon Corporation                                                  10            100
   Core Materials Corporation                                                      2              4/A/
   Cybex International, Inc.                                                    N.M.              1/A/
   Decora Industries, Inc.                                                         3              9/A/
   Denali Incorporated                                                             3              9/A/
   Global Payment Technologies, Inc.                                               6             56/A/
   Griffon Corporation                                                            23            178/A/
   Hexcel Corporation                                                             25            139/A/
   Jason Incorporated                                                             11             77/A/
   Mark IV Industries, Inc.                                                        1             23
   MascoTech, Inc.                                                                34            429
   Met-Pro Corporation                                                             2             22
   Metrika Systems Corporation                                                     4             24/A/
   NACCO Industries, Inc.                                                          6            339
   NCH Corporation                                                                 2            107
   OroAmerica, Inc.                                                                4             24/A/
   Park-Ohio Holdings Corp.                                                        7             65/A/
   Penn Engineering & Manufacturing Corp.                                          4             97
   Penn Engineering & Manufacturing Corp., Class A                                 4             93
   Precision Castparts Corp.                                                      17            438
   Printronix, Inc.                                                                4             91/A/
   Q.E.P. Co., Inc.                                                                2             15/A/
   Raven Industries, Inc.                                                          4             51
   Riviera Tool Company                                                            1              6/A/
   Robbins & Myers, Inc.                                                           1             11
   SPS Technologies, Inc.                                                          6            182/A/
   Standard Motor Products, Inc.                                                   9            145
   Standex International Corporation                                               8            172
   The Eastern Company                                                             1             21
   The JPM Company                                                                 4             28/A/
   TransTechnology Corporation                                                     4             43

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Miscellaneous Manufacturing -- Continued
   Westinghouse Air Brake Company                                                 23       $    406
   Williams Controls, Inc.                                                         5             10/A/
                                                                                            -------
                                                                                              4,068
                                                                                            -------
   Process Industries -- 1.4%
   Buckeye Technologies Inc.                                                      27            394/A/
   Rock-Tenn Company                                                              22            323
   Silgan Holdings Inc.                                                           13            174/A/
   The Anderson's Inc.                                                             6             50
                                                                                            -------
                                                                                                941
                                                                                            -------
   Real Estate -- 0.6%
   AMREP Corporation                                                               5             23/A/
   Bluegreen Corporation                                                          17             87/A/
   DeWolfe Companies, Inc.                                                         2             15/A/
   Saxton Incorporated                                                             3              7/A/
   Trammell Crow Company                                                          21            245/A/
                                                                                            -------
                                                                                                377
                                                                                            -------
   Restaurants -- 2.0%
   Ark Restaurants Corp.                                                           3             23/A/
   CKE Restaurants, Inc.                                                          39            226
   Cooker Restaurant Corporation                                                   6             18
   ELXSI Corporation                                                               3             32/A/
   Landry's Seafood Restaurants, Inc.                                             22            190/A/
   Lone Star Steakhouse & Saloon, Inc.                                            24            213/A/
   Luby's, Inc.                                                                   15            174
   Main Street & Main Inc.                                                         8             24/A/
   Max & Erma's Restaurants, Inc.                                                  2             13/A/
   Rainforest Cafe, Inc.                                                          19             73/A/
   Ryan's Family Steak Houses, Inc.                                               29            246/A/
   Schlotzsky's, Inc.                                                              5             34/A/
   Sizzler International, Inc.                                                    19             49/A/
                                                                                            -------
                                                                                              1,315
                                                                                            -------
   Retail -- 4.4%
   A.C. Moore Arts & Crafts, Inc.                                                  5             30/A/
   Barnett Inc.                                                                   12            127/A/
   Boise Cascade Office Products Corporation                                      16            244/A/
   Cole National Corporation                                                      11             55/A/
   Duckwall-ALCO Stores, Inc.                                                      4             27/A/
   EZCORP, Inc.                                                                    7             30
   Finlay Enterprises, Inc.                                                        7            103/A/
   Friedman's, Inc.                                                               13             94
   Funco, Inc.                                                                     3             37/A/
   Government Technology Services Inc.                                             2              6/A/

   Legg Mason Investors Trust, Inc.

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Retail -- Continued
   Jan Bell Marketing, Inc.                                                       18       $     52/A/
   Jos. A. Bank Clothiers, Inc.                                                    4             11/A/
   Media Arts Group, Inc.                                                          9             30/A/
   Michael Anthony Jewelers, Inc.                                                  2              5/A/
   Micro Warehouse, Inc.                                                          18            333/A/
   Movie Star, Inc.                                                                9              8/A/
   Musicland Stores Corporation                                                   12             98/A/
   OfficeMax, Inc.                                                                85            466/A/
   Pier 1 Imports, Inc.                                                           66            421
   Piercing Pagoda, Inc.                                                           3             48/A/
   RDO Equipment Co.                                                               8             45/A/
   7 Eleven Incorporated                                                          68            121/A/
   ShopKo Stores, Inc.                                                          N.M.              5/A/
   Specialty Catalog Corp.                                                         1              5/A/
   Sport Supply Group, Inc.                                                        3             20/A/
   Systemax, Inc.                                                                 24            205/A/
   The Bon-Ton Stores, Inc.                                                       12             42/A/
   Tractor Supply Company                                                          2             30/A/
   Wilmar Industries, Inc.                                                        10            172/A/
   Wolohan Lumber Co.                                                              3             39
                                                                                            -------
                                                                                              2,909
                                                                                            -------
   Technology -- 0.4%
   Del Global Technologies Corp.                                                   5             41/A/
   Equinox Systems, Inc.                                                           2             18/A/
   Hurco Companies, Inc.                                                           4             15/A/
   K-Tron International, Inc.                                                      2             28/A/
   Splash Technology Holdings, Inc.                                               11             93/A/
   ThermoQuest Corporation                                                         6             65/A/
                                                                                            -------
                                                                                                260
                                                                                            -------
   Telecommunications -- 1.3%
   Applied Signal Technology, Inc.                                                 6             81
   Blonder Tongue Laboratories, Inc.                                               6             27/A/
   CellStar Corporation                                                           51            504/A/
   Comdial Corporation                                                             5             50/A/
   Communications Systems, Inc.                                                    2             25
   Generale Cable Corporation Delaware New                                         3             26
   Superior TeleCom Inc.                                                           9            136
                                                                                            -------
                                                                                                849
                                                                                            -------
   Textiles -- 1.2%
   Burlington Industries, Inc.                                                    45            180/A/
   Decorator Industries, Inc.                                                      2             12
   Guilford Mills, Inc.                                                            7             49

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Textiles -- Continued
   Interface, Inc.                                                                40       $    228
   Lakeland Industries, Inc.                                                       1              4/A/
   Pillowtex Corporation                                                          11             66
   The Dixie Group, Inc.                                                           9             66/A/
   UniFirst Corporation                                                           12            156
   WestPoint Stevens Inc.                                                          1             24
                                                                                            -------
                                                                                                785
                                                                                            -------
   Transportation -- 6.1%
   Alaska Air Group, Inc.                                                          1             32/A/
   Amerco                                                                         10            252/A/
   America West Holdings Corporation                                              31            639/A/
   Amtran, Inc.                                                                    2             33/A/
   Arkansas Best Corporation                                                      14            170/A/
   Arnold Industries, Inc.                                                        19            262
   Boyd Bros. Transportation Inc.                                                  2             14/A/
   Consolidated Delivery & Logistics, Inc.                                         5             18/A/
   Consolidated Freightways Corporation                                           17            135/A/
   Covenant Transport, Inc.                                                       11            195/A/
   Dynamex Inc.                                                                    2              4/A/
   Frozen Food Express Industries, Inc.                                            9             35
   Genesee & Wyoming Inc.                                                          3             37/A/
   Hawaiian Airlines, Inc.                                                        28             60/A/
   Kitty Hawk, Inc.                                                               12             84/A/
   Landstar System, Inc.                                                           3            128/A/
   Midway Airlines Corporation                                                     6             37/A/
   Offshore Logistics, Inc.                                                       16            148/A/
   Old Dominion Freight Line, Inc.                                                 5             56/A/
   P.A.M. Transportation Services, Inc.                                            6             68/A/
   Pittison BAX Group                                                             14            153
   RailTex, Inc.                                                                   7            125/A/
   Roadway Express, Inc.                                                          15            322
   Smithway Motor Xpress Corp.                                                     3             11/A/
   The Greenbrier Companies, Inc.                                                 11             92
   Tower Air, Inc.                                                                 9             11/A/
   Transport Corporation of America, Inc.                                          5             60/A/
   U.S. Xpress Enterprises, Inc.                                                  11             82/A/
   USA Truck, Inc.                                                                 6             50/A/
   Wisconsin Central Transportation Corporation                                   33            441/A/
   Yellow Corporation                                                             19            311/A/
                                                                                            -------
                                                                                              4,065
                                                                                            -------

   Legg Mason Investors Trust, Inc.

   U.S. Small-Capitalization Value Trust -- Continued

                                                                              Shares/Par    Value
   --------------------------------------------------------------------------------------------------
   Utilities -- 1.2%
   Bangor Hydro-Electric Company                                                   5       $     73
   Maine Public Service Company                                                    1             21
   Public Service Company of New Mexico                                           30            484
   RGS Energy Group, Inc.                                                         12            243
                                                                                            -------
                                                                                                821
                                                                                            -------
   Total Common Stocks and Equity Interests (Identified Cost -- $76,434)                     64,937
   --------------------------------------------------------------------------------------------------
Preferred Shares -- N.M.
   O'Sullivan Industries Holdings, Inc.  (Identified Cost -- $2)                   3              2
   --------------------------------------------------------------------------------------------------
Repurchase Agreements -- 3.1%
   Bank of America
     3.10%, dated 12/31/99, to be repurchased at $1,036 on 1/3/00
     (Collateral: $1,156 Freddie Mac mortgage-backed securities,
     6%, due 9/1/28, value $1,064)                                             1,036          1,036
   Morgan StanleyDean Witter
     2.25%, dated 12/31/99, to be repurchased at $1,036 on 1/3/00
     (Collateral: $750 U.S. Treasury Bonds, 14%, due 11/15/11,
     value $1,060)                                                             1,036          1,036
                                                                                            -------
   Total Repurchase Agreements (Identified Cost -- $2,072)                                    2,072
   --------------------------------------------------------------------------------------------------
   Total Investments -- 100.6% (Identified Cost -- $78,508)                                  67,011
   Other Assets Less Liabilities -- (0.6)%                                                     (432)
                                                                                            -------
   NET ASSETS -- 100.0%                                                                     $66,579
                                                                                            =======
   NET ASSET VALUE PER SHARE:
     PRIMARY CLASS                                                                            $7.95
                                                                                              =====
     NAVIGATOR CLASS                                                                          $8.08
                                                                                              =====
   --------------------------------------------------------------------------------------------------

   /A/ Non-income producing.
   N.M. -- Not Meaningful.

Investment Manager
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Adviser
   For U.S. Small-Cap Value Trust:
   Brandywine Asset Management,Inc.
   Wilmington, DE

Board of Directors
   John F. Curley, Jr., Chairman
   Edward A. Taber, III, President
   Richard G. Gilmore
   Arnold L. Lehman
   Dr. Jill E. McGovern
   G. Peter O'Brien
   T. A. Rodgers

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA

Counsel
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

Independent Auditors
   Ernst & Young LLP
   Philadelphia, PA

   This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                  -------------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 . 539 . 0000

LMF-013
2/00